TAXATION - Additional Information - Mainland China (Details) - Mainland China	12 Months Ended
Dec. 31, 2023
Income Tax and Tax Rate [Line Items]
Statutory income tax rate	25.00%
Withholding Tax Rate	10.00%
Tianjin Hongen Perfect Future Education Technology Co., Ltd. ("Tianjin Hongen", or the "VIE")
Income Tax and Tax Rate [Line Items]
Preferential income tax rate as SE	12.50%
Preferential income tax rate as HNTE	15.00%